Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
ArcBest 401(k) and DC Retirement Plan
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions

ArcBest 401(k) and DC Retirement Plan

EIN 71-0673405 PN 002

Schedule H, Line 4a – Schedule of Delinquent Participant Contributions

Year Ended December 31, 2025

	Participant Contributions Transferred Late to Plan	Total that Constitutes Nonexempt Prohibited Transactions
	Check Here if Late Participant Loan Repayments are Included ☐	Contributions Not Corrected	Contributions Corrected Outside Voluntary Fiduciary Correction Program ("VFCP")	Contributions Pending Correction in VFCP	Total Fully Corrected under VFCP and PTE 2002-51
2024	$298	$—	$—	$—	$298